Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes

16.   INCOME TAXES

The Company’s operations are conducted through its various subsidiaries in countries throughout the world. The Company has provided for income taxes based upon the tax laws and rates in the countries in which operations are conducted and income is earned.

Income before provision for income taxes consists of the following:

	Years Ended December 31,
	2022	2021	2020
U.S.	$734,126	$574,737	$22,349
Non – U.S.	314,837	196,005	231,565
Income before income taxes	$1,048,963	$770,742	$253,914

The provision for income taxes consists of the following:

	Years Ended December 31,
	2022	2021	2020
Current:
U.S. Federal	$59,675	$71,180	$65,143
State	28,770	34,439	28,325
Non – U.S.	31,036	32,071	6,941
	119,481	137,690	100,409
Deferred:
U.S. Federal	95,397	51,534	(36,659)
State	16,840	5,093	(8,762)
Non – U.S.	(18,756)	(42,064)	(5,066)
	93,481	14,563	(50,487)
Provision for income taxes	$212,962	$152,253	$49,922

The Company is organized under the laws of Ontario, Canada; however, since the proportion of U.S. revenues, assets, operating income and associated tax provisions is significantly greater than any other single taxing jurisdiction within the worldwide group, the reconciliation of the differences between the Company’s income tax provision as presented in the accompanying Consolidated Statements of Net Income and income tax provision computed at the federal statutory rate is presented on the basis of the U.S. federal statutory income tax rate of 21%, as opposed to the Canadian statutory rate of approximately 27% to provide a more meaningful insight into those differences. The items shown in the following table are a percentage of pre-tax income:

	Years Ended December 31,
	2022	2021	2020
U.S. federal statutory rate	21.0%	21.0%	21.0%
State taxes, net of federal benefit	4.2	4.7	4.5
Deferred income tax liability adjustments	—	0.3	1.6
Effect of international operations	(4.0)	(6.3)	(7.0)
Other	(0.9)	0.1	(0.4)
	20.3%	19.8%	19.7%

The comparability of the Company’s income tax provision for the reported periods has been affected by variations in its income before income taxes.

The effects of international operations are primarily due to a portion of the Company’s income from internal financing that is taxed at effective rates substantially lower than the U.S. federal statutory rate.  For the year ended December 31, 2020, the Company’s income tax provision included a $27,358 expense associated with certain 2019 inter-entity payments no longer being deductible for tax purposes due to the finalization of tax regulations on April 7, 2020 under Internal Revenue Code Section 267A and a $4,148 expense related to an increase in the Company’s deferred income tax liabilities resulting from the impairment of certain assets within its E&P waste services which impacted the geographical apportionment of its state income taxes.

The significant components of deferred income tax assets and liabilities, reduced by valuation allowances as applicable, are presented below:

	December 31,
	2022	2021
Deferred income tax assets:
Accrued expenses	$33,680	$31,840
Compensation	23,194	22,545
Contingent liabilities	19,966	21,268
Tax credits and loss carryforwards	33,019	24,415
Interest rate swaps	—	13,536
Finance costs	13,856	24,264
Gross deferred income tax assets	123,715	137,868
Less: Valuation allowance	—	—
Total deferred income tax assets	123,715	137,868

Deferred income tax liabilities:
Goodwill and other intangibles	(434,500)	(397,855)
Property and equipment	(579,615)	(484,519)
Landfill closure and post-closure	(22,745)	(18,597)
Prepaid expenses	(15,088)	(11,534)
Investment in subsidiaries	(69,257)	(69,286)
Interest rate swaps	(8,429)	—
Other	(7,823)	(6,998)
Total deferred income tax liabilities	(1,137,457)	(988,789)
Net deferred income tax liability	$(1,013,742)	$(850,921)

The Company has $80,422 of Canadian tax loss carryforwards with a 20-year carryforward period which will begin to expire in 2036, as well as various U.S. state tax losses with carryforward periods up to 20 years.

As of December 31, 2022, the Company had undistributed earnings of approximately $3,393,993 for which income taxes have not been provided on permanently reinvested earnings of approximately $2,218,993. Additionally, the Company has not recorded deferred taxes on the amount of financial reporting basis in excess of tax basis of approximately $366,457 attributable to the Company’s non-U.S. subsidiaries which are permanently reinvested. It is not practical to estimate the additional tax that may become payable upon the eventual repatriation of these amounts; however, the tax impacts could result in a material increase to the Company’s effective tax rate.

The Company and its subsidiaries are subject to U.S. federal and Canadian income tax, which are its principal operating jurisdictions. The Company has concluded all U.S. federal income tax matters for years through 2018. Additionally, the normal reassessment period for the Company has expired for all Canadian federal income tax matters for years through 2017.

The Company did not have any unrecognized tax benefits recorded at December 31, 2022, 2021 or 2020. The Company does not anticipate the total amount of unrecognized tax benefits will significantly change by December 31, 2023. The Company recognizes interest and/or penalties related to income tax matters in income tax expense.